Note 4 - Fair Value Measurements (Detail) (USD $)	12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Intelligent E-Commerce Group [Member] Aggregate Write Down Of Assets To Fair Value[Member]	Dec. 31, 2012 Intelligent E-Commerce Group [Member] Property and Equipment [Member]	Dec. 31, 2012 Intelligent E-Commerce Group [Member] Intangible Assets [Member]	Dec. 31, 2012 Intelligent E-Commerce Group [Member] Deferred Charges [Member]	Dec. 31, 2011 GEM Services, Inc. ("GEM") [Member]	Dec. 31, 2010 GEM Services, Inc. ("GEM") [Member]	Dec. 31, 2012 Property and Equipment [Member]	Dec. 31, 2012 Intangible Assets [Member]
Business Exit Costs		$ 3,343,000			$ 2,320,000	$ 462,000	$ 1,198,000	$ 660,000
Assets, Fair Value Disclosure						0	0	0
Investments										500,000
Investment Owned, at Fair Value									78,000
Asset Impairment Charges	$ 2,320,000		$ 422,000	$ 2,184,000					$ 422,000		$ 462,000	$ 1,198,000